Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Shares Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600 MetLife, Inc., Series F, 4.75% ..... $ 502,320
38,900 Morgan Stanley, Series K, 5.85% ... 901,702
31,500 Public Storage, Series O, 3.90% .... 470,610
28,500 US Bancorp, Series L, 3.75% ...... 408,120
122,100 Wells Fargo & Co., Series Z, 4.75% . 2,238,093
Total Preferred Stocks
(Cost $6,547,571)
4,520,845
EXCHANGE-TRADED FUNDS
(a)
— 22.0%
UNITED STATES — 22.0%
1,001,871 Global X US Preferred ETF ....... 18,554,651
3,482,215 Invesco Preferred ETF ........... 37,364,167
2,208,194 iShares J.P. Morgan USD Emerging
Markets Bond ETF ......... 209,027,644
2,061,144 iShares MBS ETF .............. 191,521,500
964,463 State Street SPDR Bloomberg
Convertible Securities ETF .... 98,230,557
Total Exchange-Traded Funds
(Cost $548,743,016)
554,698,519
Principal
Amount
CORPORATE BONDS — 5.9%
AUSTRALIA — 0.0%
$ 291,000 Mineral Resources Ltd.,
9.25%, 10/01/28(b) ......... 299,306
475,000 Mineral Resources Ltd.,
7.00%, 04/01/31(b) ......... 488,807
400,000 Mineral Resources Ltd.,
6.25%, 05/01/34(b) ......... 389,864
1,177,977
CANADA — 0.3%
800,000 1011778 BC ULC/New Red Finance,
Inc.,
4.00%, 10/15/30(b) ......... 751,681
825,000 1261229 BC Ltd.,
10.00%, 04/15/32(b) ........ 843,355
450,000 Bausch + Lomb Corp.,
8.38%, 10/01/28(b) ......... 461,250
700,000 Brookfield Residential Properties, Inc./
Brookfield Residential US LLC,
6.25%, 09/15/27(b) ......... 699,899
450,000 Capstone Copper Corp.,
6.75%, 03/31/33(b) ......... 451,010
900,000 ERO Copper Corp.,
6.50%, 02/15/30(b) ......... 897,738
400,000 First Quantum Minerals Ltd.,
7.25%, 02/15/34(b) ......... 407,459
Principal
Amount Value
CANADA (continued)
$ 125,000 Garda World Security Corp.,
6.50%, 01/15/31(b) ......... $ 126,376
575,000 Garda World Security Corp.,
8.25%, 08/01/32(b) ......... 583,096
500,000 Great Canadian Gaming Corp./Raptor
LLC,
8.75%, 11/15/29(b) ......... 504,789
575,000 Open Text Corp.,
3.88%, 02/15/28(b) ......... 560,577
6,287,230
CAYMAN ISLANDS — 0.0%
1,075,000 Global Aircraft Leasing Co. Ltd.,
8.75%, 09/01/27(b) ......... 1,092,118
FRANCE — 0.0%
250,000 Iliad Holding SAS,
7.00%, 04/15/32(b) ......... 252,161
IRELAND — 0.1%
250,000 Adient Global Holdings Ltd.,
7.50%, 02/15/33(b) ......... 258,007
375,000 Cimpress Plc,
7.38%, 09/15/32(b) ......... 376,077
800,000 Perrigo Finance Unlimited Co., Series
USD,
6.13%, 09/30/32 ........... 760,058
500,000 Phoenix Aviation Capital Ltd.,
9.25%, 07/15/30(b) ......... 517,664
1,911,806
JAPAN — 0.0%
400,000 Nissan Motor Co. Ltd.,
4.81%, 09/17/30(b) ......... 370,779
400,000 Nissan Motor Co. Ltd.,
8.13%, 07/17/35(b) ......... 422,063
792,842
JERSEY CHANNEL ISLANDS — 0.0%
200,000 A&K Travel Group Holdings Ltd.,
7.50%, 05/15/33(b) ......... 199,040
425,000 Toucan FinCo Ltd.,
9.50%, 05/15/30(b) ......... 383,883
582,923
LUXEMBOURG — 0.1%
1,200,000 Connect Finco SARL/Connect US
Finco LLC,
9.00%, 09/15/29(b) ......... 1,258,775

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
MALTA — 0.0%
$ 475,000 VistaJet Malta Finance Plc/Vista
Management Holding, Inc.,
9.50%, 06/01/28(b) ......... $ 482,364
NETHERLANDS — 0.0%
250,000 Axalta Coating Systems Dutch
Holding B BV,
7.25%, 02/15/31(b) ......... 258,563
SINGAPORE — 0.0%
631,125 Seagate Data Storage Technology Pte
Ltd.,
9.63%, 12/01/32 ........... 691,871
UNITED KINGDOM — 0.1%
675,000 California Buyer Ltd./Atlantica
Sustainable Infrastructure Plc,
6.38%, 02/15/32(b) ......... 665,569
300,000 INEOS Finance Plc,
7.50%, 04/15/29(b) ......... 294,560
675,000 Jaguar Land Rover Automotive Plc,
5.50%, 07/15/29(b) ......... 667,738
225,000 Virgin Media Finance Plc,
5.00%, 07/15/30(b) ......... 138,449
500,000 Virgin Media Secured Finance Plc,
5.50%, 05/15/29(b) ......... 448,881
2,215,197
UNITED STATES — 5.3%
400,000 Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 02/15/29(b) ......... 372,909
225,000 Acushnet Co.,
5.63%, 12/01/33(b) ......... 220,610
650,000 AdaptHealth LLC,
6.13%, 08/01/28(b) ......... 650,000
350,000 AdaptHealth LLC,
4.63%, 08/01/29(b) ......... 337,442
400,000 Advance Auto Parts, Inc.,
7.00%, 08/01/30(b) ......... 409,854
375,000 Advance Auto Parts, Inc.,
7.38%, 08/01/33(b) ......... 387,049
375,000 Alaska Airlines, Inc.,
6.50%, 06/01/31(b) ......... 372,576
450,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC,
5.75%, 03/31/34(b) ......... 418,384
325,000 Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer,
7.00%, 01/15/31(b) ......... 329,794
925,000 Allied Universal Holdco LLC,
7.88%, 02/15/31(b) ......... 960,383
Principal
Amount Value
UNITED STATES (continued)
$ 1,100,000 Allied Universal Holdco LLC/Allied
Universal Finance Corp./Atlas
Luxco 4 Sarl,
4.63%, 06/01/28(b) ......... $ 1,084,954
325,000 Alpha Generation LLC,
6.75%, 10/15/32(b) ......... 327,833
350,000 Alpha Generation LLC,
6.25%, 01/15/34(b) ......... 342,018
381,965 Ambac Assurance Corp.,
5.10%(b)(c) ............... 508,013
572,917 American Airlines, Inc./AAdvantage
Loyalty IP Ltd.,
5.75%, 04/20/29(b) ......... 569,766
225,000 American Axle & Manufacturing, Inc.,
6.38%, 10/15/32(b) ......... 223,799
375,000 American Axle & Manufacturing, Inc.,
7.75%, 10/15/33(b) ......... 369,271
250,000 Amsted Industries, Inc.,
6.38%, 03/15/33(b) ......... 252,139
695,000 APH Somerset Investor 2 LLC/APH2
Somerset Investor 2 LLC/APH3
Somerset Investor 3 LLC,
7.88%, 11/01/29(b) ......... 703,952
600,000 APLD ComputeCo 2 LLC,
6.75%, 03/15/31(b) ......... 586,505
225,000 APLD ComputeCo 3 LLC,
7.00%, 06/15/31(b) ......... 219,437
700,000 APLD ComputeCo LLC,
9.25%, 12/15/30(b) ......... 743,929
800,000 Ardagh Metal Packaging Finance USA
LLC/Ardagh Metal Packaging
Finance Plc,
4.00%, 09/01/29(b) ......... 759,484
675,000 Ascent Resources Utica Holdings LLC/
ARU Finance Corp.,
6.63%, 10/15/32(b) ......... 678,588
525,000 Ashton Woods USA LLC/Ashton
Woods Finance Co.,
6.88%, 08/01/33(b) ......... 523,777
350,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(b) ......... 354,069
900,000 Asurion LLC/ Asurion Co-Issuer, Inc.,
8.38%, 02/01/34(b) ......... 819,997
450,000 Avantor Funding, Inc.,
4.63%, 07/15/28(b) ......... 443,819
630,000 Bank of New York Mellon Corp.
(The), Series F,
(3 mo. Term SOFR + 3.393%),
4.63%(c)(d) ............... 628,952

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 Bath & Body Works, Inc.,
6.75%, 07/01/36 ........... $ 395,580
475,000 Beacon Mobility Corp.,
7.25%, 08/01/30(b) ......... 490,101
825,000 Blackstone Mortgage Trust, Inc. REIT,
6.25%, 06/01/31(b) ......... 788,796
1,125,000 Block, Inc.,
6.00%, 08/15/33(b) ......... 1,115,650
325,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.25%, 07/15/32(b) ......... 333,878
275,000 BlueLinx Holdings, Inc.,
6.00%, 11/15/29(b) ......... 271,197
925,000 Boyd Gaming Corp.,
4.75%, 06/15/31(b) ......... 883,270
400,000 Bread Financial Holdings, Inc.,
6.75%, 05/15/31(b) ......... 407,781
750,000 Brink's Co. (The),
6.75%, 06/15/32(b) ......... 763,756
275,000 Buckeye Partners LP,
6.75%, 02/01/30(b) ......... 281,740
575,000 Builders FirstSource, Inc.,
4.25%, 02/01/32(b) ......... 523,243
500,000 Burford Capital Global Finance LLC,
6.25%, 04/15/28(b) ......... 492,545
250,000 Burford Capital Global Finance LLC,
7.50%, 07/15/33(b) ......... 210,795
600,000 Caesars Entertainment, Inc.,
6.50%, 02/15/32(b) ......... 573,342
650,000 Carnival Corp. Ltd.,
6.13%, 02/15/33(b) ......... 650,032
1,300,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.50%, 08/15/30(b) ......... 1,186,123
800,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%, 02/01/31(b) ......... 708,103
225,000 CD&R Smokey Buyer, Inc./Radio
Systems Corp.,
9.50%, 10/15/29(b) ......... 110,414
275,000 Celanese US Holdings LLC,
7.38%, 02/15/34 ........... 282,877
400,000 Centene Corp.,
4.63%, 12/15/29 ........... 388,055
725,000 Century Communities, Inc.,
6.63%, 09/15/33(b) ......... 727,380
675,000 Champ Acquisition Corp.,
8.38%, 12/01/31(b) ......... 703,991
Principal
Amount Value
UNITED STATES (continued)
$ 1,670,000 Charles Schwab Corp. (The), Series H,
(10 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.079%),
4.00%(c)(d) ............... $ 1,542,180
450,000 CHS/Community Health Systems,
Inc.,
5.25%, 05/15/30(b) ......... 415,535
650,000 Churchill Downs, Inc.,
5.50%, 04/01/27(b) ......... 650,354
50,000 Cipher Compute LLC,
7.13%, 11/15/30(b) ......... 51,001
125,000 Clarios Global LP/Clarios US Finance
Co.,
6.75%, 02/15/30(b) ......... 128,174
425,000 Clear Channel Outdoor Holdings,
Inc.,
7.88%, 04/01/30(b) ......... 441,372
350,000 Clear Channel Outdoor Holdings,
Inc.,
7.13%, 02/15/31(b) ......... 361,027
450,000 Clearway Energy Operating LLC,
5.75%, 01/15/34(b) ......... 433,913
650,000 Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(b) ......... 656,932
400,000 Cleveland-Cliffs, Inc.,
7.63%, 01/15/34(b) ......... 404,756
825,000 Cloud Software Group LLC,
6.50%, 03/31/29(b) ......... 806,160
400,000 Cloud Software Group LLC,
8.25%, 06/30/32(b) ......... 378,395
400,000 Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30(b) ......... 382,282
225,000 Clydesdale Acquisition Holdings, Inc.,
6.75%, 04/15/32(b) ......... 214,268
225,000 Commercial Metals Co.,
5.75%, 11/15/33(b) ......... 220,989
300,000 Compass Minerals International, Inc.,
8.00%, 07/01/30(b) ......... 313,382
375,000 CompoSecure Holdings LLC,
5.63%, 02/01/33(b) ......... 360,453
400,000 CoreWeave, Inc.,
9.25%, 06/01/30(b) ......... 373,823
550,000 CoreWeave, Inc.,
9.00%, 02/01/31(b) ......... 496,482
325,000 CoreWeave, Inc.,
9.75%, 10/01/31(b) ......... 294,893
225,000 CrossCountry Intermediate HoldCo
LLC,
6.50%, 10/01/30(b) ......... 217,590

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 375,000 Cyprium Corp./Cyprium Holdings
Luxembourg Sarl,
6.38%, 04/15/34(b) ......... $ 369,447
625,000 DaVita, Inc.,
6.88%, 09/01/32(b) ......... 642,289
374,000 Delek Logistics Partners LP/Delek
Logistics Finance Corp.,
8.63%, 03/15/29(b) ......... 388,150
375,000 Delek Logistics Partners LP/Delek
Logistics Finance Corp.,
7.38%, 06/30/33(b) ......... 383,494
650,000 Directv Financing LLC,
8.88%, 02/01/30(b) ......... 661,784
83,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
5.88%, 08/15/27(b) ......... 82,804
300,000 Directv Financing LLC/Directv
Financing Co-Obligor, Inc.,
9.25%, 06/01/32(b) ......... 306,985
275,000 Discovery Global Holdings, Inc.,
Series **,
4.05%, 03/15/29 ........... 270,108
700,000 Discovery Global Holdings, Inc.,
Series **,
5.05%, 03/15/42 ........... 486,500
375,000 DISH DBS Corp.,
5.75%, 12/01/28(b) ......... 361,875
475,000 DISH DBS Corp.,
5.13%, 06/01/29 ........... 430,469
1,350,000 EchoStar Corp.,
10.75%, 11/30/29 .......... 1,460,298
518,563 EchoStar Corp., PIK,
6.75%, 11/30/30 ........... 525,926
700,000 Edgewell Personal Care Co.,
5.50%, 06/01/28(b) ......... 698,010
782,000 Edgewell Personal Care Co.,
4.13%, 04/01/29(b) ......... 752,478
325,000 Embecta Corp.,
5.00%, 02/15/30(b) ......... 250,860
400,000 Encore Capital Group, Inc.,
6.63%, 06/01/32(b) ......... 400,549
700,000 Endo Finance Holdings LP,
8.50%, 04/15/31(b) ......... 737,184
450,000 Energizer Holdings, Inc.,
4.75%, 06/15/28(b) ......... 445,372
400,000 Energizer Holdings, Inc.,
4.38%, 03/31/29(b) ......... 385,234
425,000 EW Scripps Co. (The),
9.88%, 08/15/30(b) ......... 374,091
Principal
Amount Value
UNITED STATES (continued)
$ 600,000 FirstCash, Inc.,
6.13%, 05/01/34(b) ......... $ 591,476
350,000 Flash Compute LLC,
7.25%, 12/31/30(b) ......... 353,438
425,000 FMC Corp.,
3.45%, 10/01/29 ........... 390,564
350,000 Fortress Intermediate 3, Inc.,
7.50%, 06/01/31(b) ......... 356,119
450,000 Freedom Mortgage Holdings LLC,
8.38%, 04/01/32(b) ......... 451,980
400,000 FTAI Aviation Investors LLC,
5.50%, 05/01/28(b) ......... 398,671
300,000 FTAI Aviation Investors LLC,
7.00%, 05/01/31(b) ......... 308,336
700,000 FTAI Aviation Investors LLC,
7.00%, 06/15/32(b) ......... 714,717
500,000 GCI LLC,
4.75%, 10/15/28(b) ......... 490,252
722,000 Global Infrastructure Solutions, Inc.,
5.63%, 06/01/29(b) ......... 719,964
300,000 Global Infrastructure Solutions, Inc.,
6.38%, 07/15/34(b) ......... 302,049
150,000 Goodyear Tire & Rubber Co. (The),
6.63%, 07/15/30 ........... 145,043
700,000 Goodyear Tire & Rubber Co. (The),
5.25%, 07/15/31 ........... 621,772
725,000 Graham Holdings Co.,
5.63%, 12/01/33(b) ......... 707,555
350,000 Graphic Packaging International LLC,
6.38%, 07/15/32(b) ......... 349,437
360,000 Gray Media, Inc.,
10.50%, 07/15/29(b) ........ 379,642
375,000 Gray Media, Inc.,
5.38%, 11/15/31(b) ......... 278,741
175,000 Gray Media, Inc.,
9.63%, 07/15/32(b) ......... 176,881
525,000 Gulfport Energy Operating Corp.,
6.75%, 09/01/29(b) ......... 531,442
650,000 Harvest Midstream I LP,
6.75%, 05/15/34(b) ......... 652,588
225,000 Hawaiian Electric Co., Inc.,
6.00%, 10/01/33(b) ......... 220,725
150,000 Herc Holdings, Inc.,
7.00%, 06/15/30(b) ......... 154,690
750,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%, 02/01/31(b) ......... 731,101

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 Hilton Grand Vacations Borrower
LLC/Hilton Grand Vacations
Borrower, Inc.,
4.88%, 07/01/31(b) ......... $ 601,198
475,000 Howard Hughes Corp. (The),
4.13%, 02/01/29(b) ......... 457,855
350,000 Howard Hughes Corp. (The),
6.13%, 03/01/34(b) ......... 341,190
600,000 HUB International Ltd.,
7.25%, 06/15/30(b) ......... 617,801
575,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%, 02/01/29 ........... 500,549
225,000 Insight Enterprises, Inc.,
6.63%, 05/15/32(b) ......... 226,258
650,000 Iron Mountain, Inc. REIT,
5.25%, 07/15/30(b) ......... 635,187
400,000 Jacobs Entertainment, Inc.,
6.75%, 02/15/29(b) ......... 392,500
650,000 JB Poindexter & Co., Inc.,
8.75%, 12/15/31(b) ......... 669,733
275,000 KeHE Distributors LLC/KeHE
Finance Corp./NextWave
Distribution, Inc.,
7.13%, 04/30/33(b) ......... 279,606
425,000 Kennedy-Wilson, Inc.,
7.00%, 06/01/31(b) ......... 432,779
475,000 Kennedy-Wilson, Inc.,
7.25%, 06/01/33(b) ......... 480,861
925,000 LCM Investments Holdings II LLC,
4.88%, 05/01/29(b) ......... 902,289
525,000 Level 3 Financing, Inc.,
6.88%, 06/30/33(b) ......... 531,273
525,000 Level 3 Financing, Inc.,
7.00%, 03/31/34(b) ......... 534,039
500,000 Level 3 Financing, Inc.,
8.50%, 01/15/36(b) ......... 520,191
325,000 LGI Homes, Inc.,
7.00%, 11/15/32(b) ......... 316,788
525,000 LifePoint Health, Inc.,
5.38%, 01/15/29(b) ......... 498,210
275,000 LifePoint Health, Inc.,
9.88%, 08/15/30(b) ......... 288,693
375,000 LifePoint Health, Inc.,
8.38%, 02/15/32(b) ......... 377,547
300,000 LifePoint Health, Inc.,
7.00%, 05/01/34(b) ......... 280,212
375,000 Lsf12 Helix Parent LLC,
7.13%, 02/01/33(b) ......... 367,139
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 Magnera Corp.,
4.75%, 11/15/29(b) ......... $ 372,684
775,000 Magnera Corp.,
7.25%, 11/15/31(b) ......... 758,531
475,000 Masterbrand, Inc.,
7.00%, 07/15/32(b) ......... 475,268
600,000 Mauser Packaging Solutions Holding
Co.,
9.25%, 04/15/30(b) ......... 594,692
450,000 Mauser Packaging Solutions Holding
Co.,
7.88%, 04/15/30(b) ......... 458,955
300,000 Maxim Crane Works Holdings Capital
LLC,
11.50%, 09/01/28(b) ........ 311,275
950,000 McGraw-Hill Education, Inc.,
5.75%, 08/01/28(b) ......... 942,665
500,000 Michaels Cos., Inc. (The),
8.50%, 03/15/33(b) ......... 495,313
175,000 Michaels Cos., Inc. (The),
11.00%, 03/15/34(b) ........ 171,307
700,000 Midcontinent Communications,
8.00%, 08/15/32(b) ......... 594,465
400,000 NCL Corp. Ltd.,
6.25%, 03/01/30(b) ......... 397,069
750,000 Neptune Bidco US, Inc.,
9.29%, 04/15/29(b) ......... 764,133
1,025,000 Neptune Bidco US, Inc.,
10.38%, 05/15/31(b) ........ 1,073,118
925,000 New Enterprise Stone & Lime Co.,
Inc.,
5.25%, 07/15/28(b) ......... 919,260
400,000 Newell Brands, Inc.,
8.50%, 06/01/28(b) ......... 417,494
300,000 Newell Brands, Inc.,
6.63%, 09/15/29 ........... 303,608
400,000 Nexstar Media, Inc.,
6.50%, 09/15/33(b) ......... 397,950
750,000 Nissan Motor Acceptance Co. LLC,
2.75%, 03/09/28(b) ......... 713,689
600,000 Northern Oil & Gas, Inc.,
7.88%, 10/15/33(b) ......... 600,430
500,000 Novelis Corp.,
6.88%, 01/30/30(b) ......... 513,012
425,000 Novelis Corp.,
3.88%, 08/15/31(b) ......... 385,769
625,000 NRG Energy, Inc.,
6.00%, 01/15/36(b) ......... 611,484
125,000 OAK-Eagle Acquireco, Inc.,
7.25%, 07/01/33(b) ......... 129,522

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 150,000 OAK-Eagle Acquireco, Inc.,
8.75%, 07/01/34(b) ......... $ 158,023
300,000 Olin Corp.,
6.63%, 04/01/33(b) ......... 293,578
750,000 Olympus Water US Holding Corp.,
7.25%, 02/15/33(b) ......... 734,677
325,000 OneMain Finance Corp.,
5.38%, 11/15/29 ........... 317,617
350,000 OneMain Finance Corp.,
7.13%, 11/15/31 ........... 354,686
975,000 OneSky Flight LLC,
8.88%, 12/15/29(b) ......... 1,025,045
500,000 Open Text Holdings, Inc.,
4.13%, 12/01/31(b) ......... 441,185
675,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV,
5.13%, 04/30/31(b) ......... 668,087
225,000 Owens-Brockway Glass Container,
Inc.,
7.25%, 05/15/31(b) ......... 213,013
825,000 Pagaya US Holdings Co. LLC,
8.88%, 08/01/30(b) ......... 735,849
525,000 Paradigm Parent LLC and Paradigm
Parent Co-Issuer, Inc.,
8.75%, 04/17/32(b) ......... 481,220
250,000 Paramount Global,
4.20%, 05/19/32 ........... 212,577
250,000 Paramount Global,
5.50%, 05/15/33 ........... 218,183
700,000 Park Intermediate Holdings LLC/
PK Domestic Property LLC/PK
Finance Co-Issuer REIT,
5.88%, 10/01/28(b) ......... 699,056
800,000 Park Intermediate Holdings LLC/
PK Domestic Property LLC/PK
Finance Co-Issuer REIT,
4.88%, 05/15/29(b) ......... 779,748
200,000 Park River Holdings, Inc.,
8.00%, 03/15/31(b) ......... 199,083
450,000 Penn Entertainment, Inc.,
4.13%, 07/01/29(b) ......... 428,917
275,000 PennyMac Financial Services, Inc.,
7.88%, 12/15/29(b) ......... 282,352
750,000 PennyMac Financial Services, Inc.,
6.88%, 02/15/33(b) ......... 711,636
775,000 Phinia, Inc.,
6.63%, 10/15/32(b) ......... 782,708
150,000 PODS LLC,
8.75%, 05/15/31(b) ......... 142,869
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 Post Holdings, Inc.,
4.50%, 09/15/31(b) ......... $ 370,715
300,000 PR RNO Property Owner 1 LLC,
6.50%, 05/01/31(b) ......... 282,486
1,050,000 PRA Group, Inc.,
5.00%, 10/01/29(b) ......... 994,633
475,000 Prestige Brands, Inc.,
3.75%, 04/01/31(b) ......... 435,518
700,000 Prime Healthcare Services, Inc.,
9.38%, 09/01/29(b) ......... 729,862
350,000 Provident Funding Associates LP/PFG
Finance Corp.,
9.75%, 09/15/29(b) ......... 361,381
450,000 Qnity Electronics, Inc.,
5.75%, 08/15/32(b) ......... 446,799
250,000 Qnity Electronics, Inc.,
6.25%, 08/15/33(b) ......... 251,164
150,000 Quikrete Holdings, Inc.,
6.38%, 03/01/32(b) ......... 151,831
450,000 Quikrete Holdings, Inc.,
6.75%, 03/01/33(b) ......... 455,950
75,000 QXO Building Products, Inc.,
6.50%, 07/15/31(b) ......... 75,304
175,000 QXO Building Products, Inc.,
6.88%, 07/15/34(b) ......... 175,261
300,000 Raven Acquisition Holdings LLC,
6.88%, 11/15/31(b) ......... 291,869
700,000 Resorts World Las Vegas LLC/RWLV
Capital, Inc.,
4.63%, 04/16/29(b) ......... 629,852
375,000 RHP Hotel Properties LP/RHP
Finance Corp. REIT,
6.50%, 04/01/32(b) ......... 381,348
100,000 Rocket Cos., Inc.,
6.13%, 08/01/31(b) ......... 100,456
575,000 Rocket Cos., Inc.,
6.38%, 08/01/33(b) ......... 578,417
975,000 Rocket Software, Inc.,
9.00%, 11/28/28(b) ......... 965,042
950,000 Rocket Software, Inc.,
6.50%, 02/15/29(b) ......... 875,312
175,000 Rockies Express Pipeline LLC,
6.75%, 03/15/33(b) ......... 177,921
700,000 Rockies Express Pipeline LLC,
6.88%, 04/15/40(b) ......... 703,981
175,000 RXO, Inc.,
6.38%, 05/15/31(b) ......... 174,626
175,000 Sabre GLBL, Inc.,
11.13%, 07/15/30(b) ........ 168,437

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 415,000 SCIH Salt Holdings, Inc.,
4.88%, 05/01/28(b) ......... $ 414,979
125,000 SCIH Salt Holdings, Inc.,
6.63%, 08/15/31(b) ......... 124,978
375,000 SCIH Salt Holdings, Inc.,
8.00%, 08/15/32(b) ......... 372,166
350,000 SeaWorld Parks & Entertainment,
Inc.,
5.25%, 08/15/29(b) ......... 340,966
675,000 Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.,
6.75%, 08/15/32(b) ......... 675,956
350,000 Sinclair Television Group, Inc.,
4.38%, 12/31/32(b) ......... 264,250
725,000 Sinclair Television Group, Inc.,
8.13%, 02/15/33(b) ......... 743,469
675,000 Sirius XM Radio LLC,
4.00%, 07/15/28(b) ......... 656,563
375,000 SM Energy Co.,
8.63%, 11/01/30(b) ......... 393,652
450,000 SM Energy Co.,
6.63%, 04/15/34(b) ......... 447,222
350,000 Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/28(b) ......... 349,503
275,000 Snap, Inc.,
6.88%, 03/01/33(b) ......... 268,627
175,000 Snap, Inc.,
6.88%, 03/15/34(b) ......... 169,520
650,000 SS&C Technologies, Inc.,
5.50%, 09/30/27(b) ......... 649,106
800,000 Standard Building Solutions, Inc.,
6.50%, 08/15/32(b) ......... 801,530
550,000 Star Parent, Inc.,
9.00%, 10/01/30(b) ......... 577,563
400,000 SunCoke Energy, Inc.,
4.88%, 06/30/29(b) ......... 381,524
350,000 Sunoco LP,
5.63%, 03/15/31(b) ......... 345,453
425,000 Sunoco LP,
5.88%, 03/15/34(b) ......... 415,969
411,000 SV RNO Property Owner 1 LLC,
5.88%, 03/01/31(b) ......... 381,653
200,000 Sword Purchaser LLC,
8.25%, 04/15/33(b) ......... 204,567
125,000 Synergy Infrastructure Holdings LLC,
7.00%, 07/15/34(b) ......... 126,101
1,025,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%, 12/31/30(b) ......... 1,017,678
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Tenneco, Inc.,
8.00%, 11/17/28(b) ......... $ 751,882
325,000 Terex Corp.,
6.25%, 10/15/32(b) ......... 326,166
600,000 TerraForm Power Operating LLC,
5.00%, 01/31/28(b) ......... 593,629
700,000 TransDigm, Inc.,
7.13%, 12/01/31(b) ......... 722,008
750,000 TransDigm, Inc.,
6.00%, 01/15/33(b) ......... 749,921
725,000 TransDigm, Inc.,
6.38%, 05/31/33(b) ......... 724,816
750,000 Travel + Leisure Co.,
6.25%, 06/01/31(b) ......... 751,153
575,000 TriNet Group, Inc.,
7.13%, 08/15/31(b) ......... 583,066
1,650,000 Truist Financial Corp., Series N,
(5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
3.003%),
6.67%(c)(d) ............... 1,650,307
375,000 UKG, Inc.,
6.88%, 02/01/31(b) ......... 367,411
300,000 United Airlines Holdings, Inc.,
5.38%, 03/01/31 ........... 296,069
975,000 United Wholesale Mortgage LLC,
5.50%, 04/15/29(b) ......... 910,584
600,000 Uniti Group LP/Uniti Group Finance,
Inc./CSL Capital LLC REIT,
6.50%, 02/15/29(b) ......... 591,758
500,000 Uniti Services LLC,
7.50%, 10/15/33(b) ......... 510,942
900,000 Univision Communications, Inc.,
4.50%, 05/01/29(b) ......... 852,256
400,000 Upbound Group, Inc.,
6.38%, 02/15/29(b) ......... 397,017
675,000 US Acute Care Solutions LLC,
9.75%, 05/15/29(b) ......... 629,126
850,000 Venture Global Calcasieu Pass LLC,
3.88%, 11/01/33(b) ......... 745,623
100,000 Venture Global Calcasieu Pass LLC,
6.00%, 05/01/36(b) ......... 98,832
725,000 Venture Global LNG, Inc.,
9.50%, 02/01/29(b) ......... 776,054
650,000 Venture Global LNG, Inc.,
8.38%, 06/01/31(b) ......... 671,969
475,000 Venture Global LNG, Inc.,
6.63%, 06/15/36(b) ......... 465,530

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 400,000 Venture Global Plaquemines LNG
LLC,
6.13%, 12/15/30(b) ......... $ 406,337
925,000 Venture Global Plaquemines LNG
LLC,
6.75%, 01/15/36(b) ......... 968,194
125,000 Veritiv Operating Co.,
10.50%, 11/30/30(b) ........ 128,241
325,000 VF Corp.,
2.95%, 04/23/30 ........... 291,982
450,000 Victra Holdings LLC/Victra Finance
Corp.,
8.75%, 09/15/29(b) ......... 458,289
325,000 Vistra Operations Co. LLC,
6.88%, 04/15/32(b) ......... 335,689
450,000 WESCO Distribution, Inc.,
6.38%, 03/15/33(b) ......... 457,548
400,000 Whirlpool Corp.,
6.13%, 06/15/30 ........... 363,475
275,000 Whirlpool Corp.,
7.50%, 07/01/31(b) ......... 273,283
500,000 Whirlpool Corp.,
6.50%, 06/15/33 ........... 423,674
300,000 White Cap Supply Holdings LLC,
7.38%, 11/15/30(b) ......... 302,235
400,000 Williams Scotsman, Inc.,
4.63%, 08/15/28(b) ......... 395,115
375,000 Williams Scotsman, Inc.,
6.63%, 04/15/30(b) ......... 383,434
625,000 Windstream Services LLC/Windstream
Escrow Finance Corp.,
8.25%, 10/01/31(b) ......... 650,643
450,000 WR Grace Holdings LLC,
5.63%, 08/15/29(b) ......... 413,151
150,000 WS Escrow LLC,
7.75%, 06/01/33(b) ......... 155,199
705,000 WULF Compute LLC,
7.75%, 10/15/30(b) ......... 732,472
400,000 Wyndham Hotels & Resorts, Inc.,
4.38%, 08/15/28(b) ......... 391,638
350,000 XHR LP REIT,
6.63%, 05/15/30(b) ......... 357,466
250,000 XPLR Infrastructure Operating
Partners LP,
7.25%, 01/15/29(b) ......... 257,822
150,000 XPLR Infrastructure Operating
Partners LP,
8.38%, 01/15/31(b) ......... 159,424
125,000 Yondr JK 1 LLC,
6.88%, 06/30/31(b) ......... 119,052
Principal
Amount Value
UNITED STATES (continued)
$ 265,754 Zayo Group Holdings, Inc., PIK,
9.25%, 03/09/30(b) ......... $ 265,422
700,000 ZF North America Capital, Inc.,
7.13%, 04/14/30(b) ......... 704,528
500,000 ZF North America Capital, Inc.,
7.50%, 03/24/31(b) ......... 503,487
132,971,782
Total Corporate Bonds
(Cost $150,732,006)
149,975,609
ASSET-BACKED SECURITIES — 11.4%
CAYMAN ISLANDS — 0.1%
Collateralized Loan Obligations — 0.1%
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
5.95%, 04/20/32(b)(d)(e) .... 208,845
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
5.43%, 01/20/31(b)(d)(e) .... 1,186,305
12,131,250 Madison Park Funding XLII Ltd.,
Series 13A, Class SUB,
2.24%, 11/21/47(b)(d)(e) .... 928,041
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
5.88%, 07/25/31(b)(d)(e) .... 62,860
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
6.17%, 10/23/30(b)(d)(e) .... 491,450
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. Term SOFR + 8.362%),
12.09%, 04/20/31(b)(d)(e) ... 525,498
3,402,999
UNITED STATES — 11.3%
Other Asset-Backed Securities — 11.3%
109,220 Aegis Asset-Backed Securities
Corp. Mortgage Pass-Through
Certificates, Series 2003-3,
Class M1,
(1 mo. Term SOFR + 1.164%),
4.89%, 01/25/34(d) ......... 107,277
5,087,993 Ajax Mortgage Loan Trust, Series
2023-B, Class A, STEP,
4.25%, 10/25/62(b) ......... 5,080,577
873,700 Ajax Mortgage Loan Trust, Series
2023-B, Class B, STEP,
4.25%, 10/25/62(b) ......... 870,285

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,898,013 Ajax Mortgage Loan Trust, Series
2023-B, Class C,
3.14%, 10/25/62(b)(f) ....... $ 1,560,329
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. Term SOFR + 2.094%),
5.82%, 05/25/35(d) ......... 4,424,502
1,800,000 AMSR Trust, Series 2023-SFR2,
Class F1,
3.95%, 06/17/40(b) ......... 1,709,606
2,230,000 AMSR Trust, Series 2023-SFR2,
Class F2,
3.95%, 06/17/40(b) ......... 2,105,929
5,652,319 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. Term SOFR + 0.594%),
4.32%, 05/25/35(d) ......... 4,793,213
4,736,431 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. Term SOFR + 0.804%),
4.53%, 01/25/36(d) ......... 5,132,087
6,070,842 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. Term SOFR + 0.744%),
3.31%, 01/25/36(d) ......... 5,568,203
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%, 02/10/22(d) ......... 226,065
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
6.47%, 12/10/25(d) ......... 254,231
426,974 Barclays Mortgage Trust, Series 2021-
NPL1, Class C,
0.00%, 11/25/51(b)(f) ....... 2,455,101
377,608 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. Term SOFR + 1.414%),
5.16%, 05/28/39(b)(d) ...... 140,017
320,909 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. Term SOFR + 1.114%),
4.86%, 12/28/40(b)(d) ...... 351,916
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 673,981 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. Term SOFR + 1.044%),
4.79%, 12/28/40(b)(d) ...... $ 660,706
635,798 Bear Stearns Asset Backed Securities
I Trust, Series 2005-TC1,
Class M4,
(1 mo. Term SOFR + 1.914%),
4.64%, 05/25/35(d) ......... 636,770
2,216,448 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. Term SOFR + 1.134%),
4.86%, 12/25/35(d) ......... 2,179,070
2,146,373 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE10,
Class 22A,
(1 mo. Term SOFR + 0.394%),
4.12%, 12/25/36(d) ......... 2,177,542
581,760 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE9,
Class M1,
(1 mo. Term SOFR + 0.549%),
4.27%, 11/25/36(d) ......... 590,032
4,650,000 Bear Stearns Asset Backed Securities
Trust, Series 2006-SD1,
Class M3,
(1 mo. Term SOFR + 2.364%),
6.09%, 04/25/36(d) ......... 4,924,036
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. Term SOFR + 0.534%),
4.26%, 12/26/36(d) ......... 4,136,731
7,807,150 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. Term SOFR + 0.614%),
4.34%, 02/25/37(d) ......... 6,566,822
3,667,628 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%, 11/25/44(b)(d) ...... 3,514,656
6,000,000 CIT Mortgage Loan Trust, Series
2007-1, Class 1M2,
(1 mo. Term SOFR + 2.739%),
5.59%, 10/25/37(b)(d) ...... 5,874,898
3,766,500 CIT Mortgage Loan Trust, Series
2007-1, Class 2M2,
(1 mo. Term SOFR + 2.739%),
5.59%, 10/25/37(b)(d) ...... 3,622,045

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,531,507 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. Term SOFR + 0.314%),
4.04%, 05/25/37(d) ......... $ 1,694,136
68,024 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. Term SOFR + 0.384%),
4.11%, 05/25/37(d) ......... 45,543
2,968,080 Citigroup Mortgage Loan Trust, Series
2007-AHL3, Class A3B,
(1 mo. Term SOFR + 0.284%),
4.01%, 07/25/45(d) ......... 2,118,124
459,237 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%, 12/01/28(d) ......... 461,176
1,988,697 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%, 03/01/30(d) ......... 410,164
2,243,565 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%, 03/01/30(d) ......... 441,792
11,183,346 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%, 09/01/29(d) ......... 1,142,211
1,180,756 CoreVest American Finance Trust,
Series 2026-1, Class A, STEP,
5.36%, 06/15/59(b) ......... 1,172,210
2,338,019 Countrywide Asset-Backed
Certificates, Series 2007-QX1,
Class A1,
(1 mo. Term SOFR + 0.614%),
4.29%, 05/25/37(b)(d) ...... 2,163,826
568,110 Countrywide Asset-Backed Certificates
Trust, Series 2006-11,
Class 1AF4,
6.30%, 12/25/35(d) ......... 553,231
9,503,245 Countrywide Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. Term SOFR + 0.564%),
4.29%, 03/25/37(d) ......... 10,319,830
6,568,759 Countrywide Asset-Backed Certificates
Trust, Series 2006-22, Class M1,
(1 mo. Term SOFR + 0.459%),
4.18%, 05/25/47(d) ......... 6,352,056
6,313,231 Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class M1,
(1 mo. Term SOFR + 0.489%),
4.21%, 06/25/37(d) ......... 6,028,521
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 843,188 Countrywide Asset-Backed Certificates
Trust, Series 2007-BC2,
Class M1,
(1 mo. Term SOFR + 0.624%),
4.35%, 06/25/37(d) ......... $ 462,655
138,383 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. Term SOFR + 0.294%),
3.97%, 05/15/36(d) ......... 137,800
210,239 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. Term SOFR + 0.354%),
4.03%, 02/15/30(b)(d) ...... 205,722
255,687 Credit Suisse Mortgage Capital
Certificates Trust, Series 2017-2,
Class CERT,
0.41%, 02/01/47(b)(f) ....... 26,336
1,657,710 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. Term SOFR + 0.454%),
4.10%, 07/25/37(b)(d) ...... 1,094,921
918,968 Cross Mortgage Trust, Series 2025-
CES1, Class A1A, STEP,
5.30%, 11/25/60(b) ......... 913,588
2,394,610 Deephaven Residential Mortgage
Trust, Series 2025-CES1,
Class A1A, STEP,
5.22%, 10/25/55(b) ......... 2,376,256
845,083 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. Term SOFR + 1.914%),
5.56%, 10/25/33(d) ......... 813,132
4,175,815 First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. Term SOFR + 0.654%),
4.12%, 03/25/36(d) ......... 4,033,812
9,145,255 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. Term SOFR + 0.489%),
4.21%, 07/25/36(d) ......... 7,804,938
4,586,465 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. Term SOFR + 0.714%),
4.44%, 01/25/36(d) ......... 4,170,305

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,080,280 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. Term SOFR + 0.414%),
4.14%, 03/25/37(d) ......... $ 1,430,447
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E1,
5.00%, 05/19/39(b) ......... 3,954,965
4,000,000 FirstKey Homes Trust, Series 2022-
SFR1, Class E2,
5.00%, 05/19/39(b) ......... 3,945,949
1,244,499 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. Term SOFR + 0.729%),
4.45%, 11/25/35(d) ......... 1,123,429
1,500,000 FRTKL, Series 2021-SFR1, Class F,
3.17%, 09/17/38(b) ......... 1,491,506
189,815 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. Term SOFR + 0.614%),
4.34%, 02/25/36(d) ......... 185,350
4,353,444 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
7.57%, 06/20/31(d) ......... 1,280,406
2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. Term SOFR + 0.814%),
4.54%, 12/25/35(d) ......... 1,088,505
7,491,537 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.20%, 03/25/36(d) ......... 2,021,617
14,298,520 GSAA Home Equity Trust, Series
2007-9, Class A3A,
7.00%, 10/25/37 ........... 5,213,907
312,706 GSAA Trust, Series 2006-7, Class AF2,
5.99%, 03/25/46(d) ......... 103,547
2,901,292 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. Term SOFR + 3.489%),
7.21%, 02/25/37(d) ......... 2,889,687
2,022,789 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.14%, 05/25/37(d) ......... 1,779,859
2,878,035 Home Partners of America Trust, Series
2021-2, Class F,
3.80%, 12/17/26(b) ......... 2,851,030
3,574,671 Home Partners of America Trust, Series
2021-3, Class F,
4.24%, 01/17/41(b) ......... 3,300,873
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,162,666 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
6.23%, 12/25/36 ........... $ 1,239,225
5,156 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%, 09/25/37(b) ......... 5,137
98,657 JP Morgan Mortgage Acquisition
Trust, Series 2006-WF1,
Class A4, STEP,
6.63%, 07/25/36 ........... 23,693
194,726 JP Morgan Mortgage Acquisition
Trust, Series 2006-WMC2,
Class A3,
(1 mo. Term SOFR + 0.294%),
4.02%, 07/25/36(d) ......... 90,214
162,275 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%, 04/15/40(d) ......... 162,808
193,102 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. Term SOFR + 0.204%),
3.93%, 06/25/37(b)(d) ...... 124,119
1,020,259 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. Term SOFR + 2.414%),
6.14%, 12/25/37(d) ......... 1,050,281
3,516,273 Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A,
(1 mo. Term SOFR + 0.474%),
4.20%, 03/25/46(d) ......... 3,076,333
4,621,718 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. Term SOFR + 0.434%),
4.16%, 10/25/36(d) ......... 1,404,819
985,901 Mastr Asset Backed Securities Trust,
Series 2007-NCW, Class A1,
(1 mo. Term SOFR + 0.714%),
4.44%, 05/25/37(b)(d) ...... 888,140
3,575,988 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. Term SOFR + 0.434%),
4.16%, 03/25/36(d) ......... 178,503
1,793,437 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.88%, 12/28/33 ........... 1,742,341

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,690,735 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. Term SOFR + 0.614%),
4.34%, 10/25/37(d) ......... $ 914,834
819,877 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. Term SOFR + 0.594%),
4.32%, 06/25/36(d) ......... 394,376
5,304,630 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. Term SOFR + 0.244%),
3.97%, 11/25/36(d) ......... 2,244,613
86,135 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. Term SOFR + 3.914%),
7.64%, 02/25/47(b)(d) ...... 85,586
3,551,853 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. Term SOFR + 0.654%),
4.38%, 02/25/36(d) ......... 3,607,951
3,810,003 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.51%, 10/25/36 ........... 778,637
124,490 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. Term SOFR + 0.414%),
4.14%, 03/25/36(d) ......... 126,075
5,733,571 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. Term SOFR + 0.789%),
4.51%, 12/25/35(d) ......... 5,152,288
6,500,000 New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class F,
4.44%, 02/17/39(b) ......... 6,416,385
287,736 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. Term SOFR + 0.514%),
4.24%, 10/25/36(b)(d) ...... 622,593
515,982 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%, 08/15/27 ........... 326,867
9,752,270 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%, 07/15/30(d) ......... 913,931
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%, 06/15/31(d) ......... $ 358,211
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%, 06/15/31(d) ......... 277,487
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%, 06/15/31(d) ......... 355,227
423,901 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%, 09/15/22(d) ......... 125,718
3,000,000 Pagaya AI Technology in Housing
Trust, Series 2023-1, Class F,
3.60%, 10/25/40(b) ......... 2,690,437
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.33%, 07/25/35 ........... 2,502,586
2,474,622 Progress Residential Trust, Series 2021-
SFR10, Class F,
4.61%, 12/17/40(b) ......... 2,403,134
2,500,000 Progress Residential Trust, Series 2021-
SFR11, Class F,
4.42%, 01/17/39(b) ......... 2,409,211
3,500,000 Progress Residential Trust, Series 2021-
SFR8, Class F,
3.18%, 10/17/38(b) ......... 3,480,187
2,400,000 Progress Residential Trust, Series 2021-
SFR9, Class F,
4.05%, 11/17/40(b) ......... 2,305,167
4,000,000 Progress Residential Trust, Series 2022-
SFR1, Class F,
4.88%, 02/17/41(b) ......... 3,842,318
3,000,000 Progress Residential Trust, Series 2022-
SFR1, Class G,
5.52%, 02/17/41(b) ......... 2,902,271
1,548,000 Progress Residential Trust, Series 2022-
SFR3, Class E2,
5.60%, 04/17/39(b) ......... 1,540,298
4,751,000 Progress Residential Trust, Series 2022-
SFR4, Class E1,
6.12%, 05/17/41(b) ......... 4,683,282
925,000 Progress Residential Trust, Series 2023-
SFR1, Class E1,
6.15%, 03/17/40(b) ......... 920,138
1,144,424 RAAC Trust, Series 2006-SP3,
Class M3,
(1 mo. Term SOFR + 1.464%),
5.19%, 08/25/36(d) ......... 1,190,987

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,825,000 Residential Asset Securities Corp.
Trust, Series 2005-KS10,
Class M4,
(1 mo. Term SOFR + 0.984%),
4.71%, 11/25/35(d) ......... $ 3,381,564
1,117,099 Residential Asset Securities Corp.
Trust, Series 2006-KS4,
Class M2,
(1 mo. Term SOFR + 0.404%),
4.27%, 06/25/36(d) ......... 1,098,908
3,500,000 RMF Buyout Issuance Trust, Series
2021-HB1, Class M4,
4.70%, 11/25/31(b)(d) ...... 3,287,640
3,635,953 RMF Buyout Issuance Trust, Series
2021-HB1, Class M6,
6.00%, 11/25/31(b)(d) ...... 3,148,490
4,221,530 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. Term SOFR + 0.594%),
4.32%, 09/25/36(d) ......... 3,543,703
8,529,812 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. Term SOFR + 0.404%),
4.13%, 01/25/47(d) ......... 8,404,749
5,327,721 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. Term SOFR + 0.654%),
4.38%, 02/25/37(d) ......... 2,094,316
11,890,317 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. Term SOFR + 0.489%),
4.21%, 07/25/36(d) ......... 10,418,234
4,567,474 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. Term SOFR + 0.789%),
4.04%, 11/25/35(d) ......... 4,208,174
4,397,678 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. Term SOFR + 0.864%),
4.59%, 07/25/35(d) ......... 3,262,881
2,529,709 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. Term SOFR + 0.774%),
4.50%, 02/25/37(d) ......... 4,786,704
1,600,000 Tricon Residential Trust, Series 2022-
SFR1, Class E2,
5.74%, 04/17/39(b) ......... 1,585,956
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,000,000 Tricon Residential Trust, Series 2022-
SFR2, Class E,
7.51%, 07/17/40(b) ......... $ 3,962,952
2,223,409 Vista Point Securitization Trust, Series
2025-CES3, Class A1, STEP,
5.30%, 11/25/55(b) ......... 2,206,540
2,007,187 VOLT CVI LLC, Series 2021-NP12,
Class A1, STEP,
6.73%, 12/26/51(b) ......... 2,008,259
3,698,330 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A3,
(1 mo. Term SOFR + 0.414%),
4.14%, 01/25/37(d) ......... 1,628,804
1,454,318 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE1, Class 2A4,
(1 mo. Term SOFR + 0.574%),
4.30%, 01/25/37(d) ......... 640,184
4,745,362 Washington Mutual Asset-Backed
Certificates Trust, Series 2007-
HE2, Class 2A3,
(1 mo. Term SOFR + 0.614%),
4.34%, 04/25/37(d) ......... 1,654,336
7,408,001 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. Term SOFR + 0.514%),
4.24%, 06/25/37(b)(d) ...... 2,156,813
284,301,623
Total Asset-Backed Securities
(Cost $397,083,504)
287,704,622
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 26.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.6%
1,579,000 ACRA Trust, Series 2024-NQM1,
Class B1,
8.15%, 10/25/64(b)(d) ...... 1,597,492
2,500,000 ACRA Trust, Series 2024-NQM1,
Class M1B,
7.19%, 10/25/64(b)(d) ...... 2,525,649
2,348 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
4.77%, 07/25/35(d) ......... 2,338
1,320,819 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
5.42%, 03/25/37(d) ......... 841,289

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,179 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
2.14%, 12/25/57(b)(d) ...... $ 413
436,237 Ajax Mortgage Loan Trust, Series
2021-C, Class C,
1.32%, 01/25/61(b)(f) ....... 1,527,891
4,035,966 Ajax Mortgage Loan Trust, Series
2021-D, Class A, STEP,
6.00%, 03/25/60(b) ......... 4,038,179
2,221,147 Ajax Mortgage Loan Trust, Series
2021-D, Class B,
7.00%, 03/25/60(b)(d) ...... 2,221,233
2,734,174 Ajax Mortgage Loan Trust, Series
2021-D, Class C,
0.00%, 03/25/60(b)(d) ...... 3,918,710
3,041,340 Ajax Mortgage Loan Trust, Series
2021-E, Class B2,
3.98%, 12/25/60(b)(d) ...... 1,918,686
4,000,000 Ajax Mortgage Loan Trust, Series
2021-E, Class M1,
2.94%, 12/25/60(b)(d) ...... 2,833,653
5,424,399 Ajax Mortgage Loan Trust, Series
2021-F, Class A, STEP,
5.88%, 06/25/61(b) ......... 5,426,923
2,262,183 Ajax Mortgage Loan Trust, Series
2021-F, Class B, STEP,
6.75%, 06/25/61(b) ......... 2,261,426
3,144,011 Ajax Mortgage Loan Trust, Series
2021-F, Class C,
0.35%, 06/25/61(b)(f) ....... 3,562,031
4,152,556 Ajax Mortgage Loan Trust, Series
2022-A, Class A1, STEP,
3.50%, 10/25/61(b) ......... 4,018,586
532,000 Ajax Mortgage Loan Trust, Series
2022-A, Class A2,
3.00%, 10/25/61(b)(d) ...... 495,181
914,036 Ajax Mortgage Loan Trust, Series
2022-A, Class A3,
3.00%, 10/25/61(b)(d) ...... 846,449
2,128,000 Ajax Mortgage Loan Trust, Series
2022-A, Class B,
3.00%, 10/25/61(b) ......... 1,763,648
1,001,542 Ajax Mortgage Loan Trust, Series
2022-A, Class C,
3.00%, 10/25/61(b) ......... 1,375,959
999,392 Ajax Mortgage Loan Trust, Series
2022-A, Class M1,
3.00%, 10/25/61(b) ......... 921,194
3,453,061 Ajax Mortgage Loan Trust, Series
2022-A, Class M2,
3.00%, 10/25/61(b) ......... 3,086,326
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 88,700 Ajax Mortgage Loan Trust, Series
2022-A, Class M3,
3.00%, 10/25/61(b) ......... $ 77,339
5,964,319 Ajax Mortgage Loan Trust, Series
2022-B, Class A1, STEP,
3.50%, 03/27/62(b) ......... 5,748,230
403,400 Ajax Mortgage Loan Trust, Series
2022-B, Class A2,
3.00%, 03/27/62(b)(d) ...... 374,646
345,800 Ajax Mortgage Loan Trust, Series
2022-B, Class A3,
3.00%, 03/27/62(b)(d) ...... 319,052
1,921,100 Ajax Mortgage Loan Trust, Series
2022-B, Class B,
3.00%, 03/27/62(b) ......... 1,594,498
2,056,347 Ajax Mortgage Loan Trust, Series
2022-B, Class C,
3.00%, 03/27/62(b) ......... 1,714,047
259,300 Ajax Mortgage Loan Trust, Series
2022-B, Class M1,
3.00%, 03/27/62(b) ......... 238,100
1,287,100 Ajax Mortgage Loan Trust, Series
2022-B, Class M2,
3.00%, 03/27/62(b) ......... 1,148,404
7,197,462 Ajax Mortgage Loan Trust, Series
2023-A, Class A1, STEP,
3.50%, 07/25/62(b) ......... 6,763,794
481,800 Ajax Mortgage Loan Trust, Series
2023-A, Class A2,
3.00%, 07/25/62(b)(d) ...... 440,942
273,000 Ajax Mortgage Loan Trust, Series
2023-A, Class A3,
2.50%, 07/25/62(b)(d) ...... 243,828
1,605,800 Ajax Mortgage Loan Trust, Series
2023-A, Class B,
2.50%, 07/25/62(b)(d) ...... 1,208,762
1,418,695 Ajax Mortgage Loan Trust, Series
2023-A, Class C,
2.50%, 07/25/62(b)(d) ...... 801,165
827,000 Ajax Mortgage Loan Trust, Series
2023-A, Class M1,
2.50%, 07/25/62(b)(d) ...... 727,985
8,989,445 Ajax Mortgage Loan Trust, Series
2023-C, Class A1, STEP,
3.50%, 05/25/63(b) ......... 8,561,817
782,700 Ajax Mortgage Loan Trust, Series
2023-C, Class A2,
3.00%, 05/25/63(b)(d) ...... 705,046
417,400 Ajax Mortgage Loan Trust, Series
2023-C, Class A3,
2.50%, 05/25/63(b)(d) ...... 367,230

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,851,706 Ajax Mortgage Loan Trust, Series
2023-C, Class C,
2.50%, 05/25/63(b)(d) ...... $ 2,095,100
365,300 Ajax Mortgage Loan Trust, Series
2023-C, Class M1,
2.50%, 05/25/63(b)(d) ...... 319,276
2,688,810 Ajax Mortgage Loan Trust, Series
2023-C, Class M2,
2.50%, 05/25/63(b)(d) ...... 2,244,380
957,663 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.36%, 09/25/46(d) ......... 915,044
636,389 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.75%, 06/25/37 ........... 561,458
3,324,000 Angel Oak Mortgage Trust, Series
2020-R1, Class B2,
4.61%, 04/25/53(b)(d) ...... 2,942,372
13,365,591 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
2.96%, 07/31/57(b)(d) ...... 4,713,664
2,951,377 Aspire Mortgage Trust, Series 2026-3,
Class A1, STEP,
5.46%, 05/25/66(b) ......... 2,940,182
3,346,144 Banc of America Alternative Loan
Trust, Series 2006-7, Class A4,
STEP,
6.50%, 10/25/36 ........... 802,825
743,553 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. Term SOFR + 0.514%),
4.24%, 01/25/37(d) ......... 621,316
63,811 Banc of America Funding Corp. Trust,
Series 2005-F, Class 6A1,
4.43%, 09/20/35(d) ......... 57,515
218,239 Banc of America Funding Corp. Trust,
Series 2006-A, Class 3A2,
4.54%, 02/20/36(d) ......... 197,982
152,864 Banc of America Funding Corp. Trust,
Series 2006-E, Class 2A1,
5.17%, 06/20/36(d) ......... 140,825
815,833 Banc of America Funding Corp. Trust,
Series 2007-1, Class TA5, STEP,
6.59%, 01/25/37 ........... 749,489
3,886,163 Banc of America Funding Corp. Trust,
Series 2015-R3, Class 1A2,
3.89%, 03/27/36(b)(d) ...... 3,256,364
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 197,240 Banc of America Mortgage Trust,
Series 2005-I, Class 2A5,
4.48%, 10/25/35(d) ......... $ 187,386
1,846,014 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A2, STEP,
7.36%, 10/25/63(b) ......... 1,849,738
1,114,656 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class A3, STEP,
7.69%, 10/25/63(b) ......... 1,117,026
963,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B1,
7.92%, 10/25/63(b)(d) ...... 965,950
810,100 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B2,
7.92%, 10/25/63(b)(d) ...... 812,279
2,216,500 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class B3,
7.92%, 10/25/63(b)(d) ...... 2,208,774
1,605,000 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class M1,
7.92%, 10/25/63(b)(d) ...... 1,610,166
304 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class SA,
0.24%, 10/25/63(b)(d) ...... 275
20,144,583 Barclays Mortgage Loan Trust, Series
2023-NQM3, Class XS,
0.82%, 10/25/63(b)(d) ...... 368,342
1,428,327 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A1, STEP,
5.90%, 01/25/64(b) ......... 1,428,977
974,162 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A2, STEP,
6.11%, 01/25/64(b) ......... 974,161
744,013 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class A3, STEP,
6.31%, 01/25/64(b) ......... 744,089
724,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B1,
8.09%, 01/25/64(b)(d) ...... 729,720
663,800 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B2,
8.60%, 01/25/64(b)(d) ...... 668,890
1,424,300 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class B3,
8.60%, 01/25/64(b)(d) ...... 1,425,239
1,243,200 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class M1,
6.80%, 01/25/64(b)(d) ...... 1,246,403
3,100 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class SA,
0.84%, 01/25/64(b)(d) ...... 2,253

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 12,954,461 Barclays Mortgage Loan Trust, Series
2024-NQM1, Class XS,
2.45%, 01/25/64(b)(d) ...... $ 298,306
9,963,851 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A1, STEP,
6.04%, 06/25/64(b) ......... 9,987,355
785,949 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A2, STEP,
6.30%, 06/25/64(b) ......... 787,774
1,371,380 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class A3, STEP,
6.50%, 06/25/64(b) ......... 1,374,536
1,028,100 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B1,
7.50%, 06/25/64(b)(d) ...... 1,040,190
941,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B2,
7.96%, 06/25/64(b)(d) ...... 946,188
2,576,400 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class B3,
7.96%, 06/25/64(b)(d) ...... 2,553,150
1,498,700 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class M1,
6.41%, 06/25/64(b)(d) ...... 1,503,718
1,813 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class SA,
0.46%, 06/25/64(b)(d) ...... 1,519
18,165,782 Barclays Mortgage Loan Trust, Series
2024-NQM3, Class XS,
10.71%, 06/25/64(b)(d) ..... 264,890
13,982,531 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A1, STEP,
4.79%, 12/26/64(b) ......... 13,877,506
1,315,245 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A2, STEP,
5.10%, 12/26/64(b) ......... 1,306,611
1,473,328 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class A3, STEP,
5.25%, 12/26/64(b) ......... 1,464,360
817,900 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B1,
6.96%, 12/26/64(b)(d) ...... 821,200
623,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B2,
7.52%, 12/26/64(b)(d) ...... 622,491
1,427,800 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class B3,
7.52%, 12/26/64(b)(d) ...... 1,397,496
1,344,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class M1,
6.31%, 12/26/64(b)(d) ...... 1,344,080
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,600 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class SA,
0.66%, 12/26/64(b)(d) ...... $ 2,000
20,985,204 Barclays Mortgage Loan Trust, Series
2024-NQM4, Class XS,
9.08%, 12/26/64(b)(d) ...... 578,279
4,092,658 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A1, STEP,
5.66%, 01/25/65(b) ......... 4,090,647
1,096,377 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A2, STEP,
5.87%, 01/25/65(b) ......... 1,096,573
1,044,168 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class A3, STEP,
5.97%, 01/25/65(b) ......... 1,044,307
871,700 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B1,
6.94%, 01/25/65(b)(d) ...... 871,244
757,900 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B2,
7.74%, 01/25/65(b)(d) ...... 754,313
1,634,042 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class B3,
7.74%, 01/25/65(b)(d) ...... 1,590,742
1,402,300 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class M1,
6.49%, 01/25/65(b)(d) ...... 1,401,079
2,517 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class SA,
0.11%, 01/25/65(b)(d) ...... 2,409
18,796,865 Barclays Mortgage Loan Trust, Series
2025-NQM1, Class XS,
9.64%, 01/25/65(b)(d) ...... 416,452
11,750,523 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A1, STEP,
5.76%, 05/25/65(b) ......... 11,786,879
930,560 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A2, STEP,
5.94%, 05/25/65(b) ......... 932,890
1,828,234 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class A3, STEP,
6.04%, 05/25/65(b) ......... 1,832,819
720,300 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B1,
7.67%, 05/25/65(b)(d) ...... 724,862
286,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B2,
7.67%, 05/25/65(b)(d) ...... 280,254
53,000 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class B3,
7.67%, 05/25/65(b)(d) ...... 47,064

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,461,700 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class M1,
6.71%, 05/25/65(b)(d) ...... $ 1,454,425
88 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class SA,
0.01%, 05/25/65(b)(d) ...... 87
17,030,318 Barclays Mortgage Loan Trust, Series
2025-NQM2, Class XS2,
9.34%, 05/25/65(b)(d) ...... 423,110
16,367,260 Barclays Mortgage Loan Trust, Series
2025-NQM4, Class PT2,
0.00%, 07/25/65(b)(d) ...... 16,665,591
17,208,201 Barclays Mortgage Loan Trust, Series
2025-NQM5, Class PT2,
0.00%, 10/25/55(b)(d) ...... 17,373,367
17,061,347 Barclays Mortgage Loan Trust, Series
2025-NQM7, Class PT2,
0.00%, 12/25/64(b)(d) ...... 17,216,239
13,712,308 Barclays Mortgage Loan Trust, Series
2026-NQM3, Class PT2,
0.00%, 01/25/66(b)(d) ...... 13,770,110
18,433,321 Barclays Mortgage Loan Trust, Series
2026-NQM4, Class PT2,
0.00%, 05/25/56(b)(d) ...... 18,672,219
38,400 Barclays Mortgage Trust, Series
2021-NPL1,
0.00%, 11/27/51(b)(f)(g) ..... 38,400
30,750 Barclays Mortgage Trust, Series
2022-RPL1,
0.00%, 02/25/28(b)(f)(g) ..... 30,750
877,681 Barclays Mortgage Trust, Series 2022-
RPL1, Class B, STEP,
7.25%, 02/25/28(b) ......... 879,195
1,326,899 Barclays Mortgage Trust, Series 2022-
RPL1, Class C,
5.94%, 02/25/28(b)(f) ....... 961,021
7,516 Barclays Mortgage Trust, Series 2022-
RPL1, Class SA,
3.32%, 02/25/28(b)(f) ....... 6,908
1,360,270 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.25%, 12/26/37(b)(d) ...... 988,282
439,910 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
4.32%, 02/25/36(d) ......... 407,963
161,754 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
4.01%, 05/25/47(d) ......... 145,821
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 652,206 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. Term SOFR + 0.554%),
4.28%, 04/25/36(d) ......... $ 592,088
2,001,472 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. Term SOFR + 0.434%),
4.16%, 11/25/36(d) ......... 1,838,910
2,906,523 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A1,
(1 mo. Term SOFR + 0.464%),
4.19%, 03/25/36(d) ......... 291,228
2,906,523 Bear Stearns Asset Backed Securities
I Trust, Series 2006-AC2,
Class 22A3,
(1 mo. Term SOFR + 0.464%),
4.19%, 03/25/36(d) ......... 291,228
319,320 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. Term SOFR + 0.394%),
4.12%, 08/25/36(d) ......... 316,765
2,627,000 BRAVO Residential Funding Trust,
Series 2021-NQM2, Class M1,
2.29%, 03/25/60(b)(d) ...... 2,560,802
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B1,
7.33%, 10/27/64(b)(d) ...... 1,522,545
1,500,000 BRAVO Residential Funding Trust,
Series 2024-NQM7, Class B2,
7.75%, 10/27/64(b)(d) ...... 1,516,926
1,200,000 BRAVO Residential Funding Trust,
Series 2026-NQM5, Class A1LC,
STEP,
5.36%, 06/25/66(b) ......... 1,182,283
786,795 CFMT LLC, Series 2024-HB14,
Class M2,
3.00%, 06/25/34(b)(d) ...... 767,981
1,530,387 CFMT LLC, Series 2024-HB14,
Class M3,
3.00%, 06/25/34(b)(d) ...... 1,488,446
710,431 Chase Home Lending Mortgage Trust,
Series 2025-2, Class B4,
6.35%, 12/25/55(b)(d) ...... 627,843
429,000 Chase Home Lending Mortgage Trust,
Series 2025-2, Class B5,
6.35%, 12/25/55(b)(d) ...... 306,735
1,630,752 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%, 04/25/45(b)(d) ...... 1,455,009

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,003,045 Chase Mortgage Finance Trust, Series
2007-S2, Class 1A9,
6.00%, 03/25/37 ........... $ 2,385,938
3,554,188 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%, 12/25/37 ........... 1,324,266
10,864,514 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%, 02/25/37 ........... 3,116,035
890,631 CHNGE Mortgage Trust, Series 2022-
1, Class A1,
4.01%, 01/25/67(b)(d) ...... 838,996
1,386,123 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%, 12/25/37 ........... 1,299,768
1,540,910 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%, 06/25/38 ........... 1,347,835
4,539 Citigroup Mortgage Loan Trust, Series
2006-AR1, Class 1A2,
(1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity +
2.400%),
5.90%, 10/25/35(d) ......... 945
37,763 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
4.46%, 06/25/36(d) ......... 36,612
2,574,205 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%, 04/25/47(b) ......... 1,151,157
63,367 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
5.35%, 05/25/35(d) ......... 60,893
4,650,000 COLT Mortgage Loan Trust, Series
2021-2, Class B1,
3.18%, 08/25/66(b)(d) ...... 3,516,217
2,354,000 COLT Mortgage Loan Trust, Series
2022-1, Class B1,
4.15%, 12/27/66(b)(d) ...... 2,092,381
1,500,000 COLT Mortgage Loan Trust, Series
2024-INV4, Class B1,
7.15%, 05/25/69(b)(d) ...... 1,503,139
3,391,660 COLT Mortgage Loan Trust, Series
2025-11, Class A1,
5.05%, 11/25/70(b)(d) ...... 3,355,516
3,000,000 COLT Mortgage Loan Trust, Series
2026-5, Class A1,
5.41%, 07/27/71(b)(d) ...... 2,987,871
247,904 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%, 02/25/35 ........... 168,308
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 374,392 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. Term SOFR + 0.714%),
4.44%, 08/25/35(d) ......... $ 347,711
4,052,527 Countrywide Alternative Loan Trust,
Series 2005-42CB, Class A1,
(1 mo. Term SOFR + 0.794%),
4.52%, 10/25/35(d) ......... 2,172,280
2,870,523 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. Term SOFR + 0.614%),
4.34%, 11/25/35(d) ......... 1,370,124
3,986,405 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. Term SOFR + 5.386%),
1.66%, 11/25/35(d)(e) ....... 295,034
1,591,420 Countrywide Alternative Loan Trust,
Series 2005-55CW, Class 2A3,
(1 mo. Term SOFR + 0.464%),
4.11%, 11/25/35(d) ......... 1,173,232
58,763 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
4.77%, 12/25/35(d) ......... 64,551
36,991 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.000%),
4.40%, 12/25/35(d) ......... 33,692
1,662,983 Countrywide Alternative Loan Trust,
Series 2005-79CB, Class A1,
(1 mo. Term SOFR + 0.664%),
4.39%, 01/25/36(d) ......... 771,711
543,232 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. Term SOFR + 0.564%),
4.29%, 05/25/35(d) ......... 482,004
481,311 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%, 12/25/35 ........... 272,875
2,330,811 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. Term SOFR + 0.464%),
4.19%, 05/25/36(d) ......... 817,727
1,537,009 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%, 06/25/36 ........... 714,686
2,774,131 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%, 07/25/36 ........... 985,182

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 858,815 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. Term SOFR + 0.464%),
4.19%, 08/25/36(d) ......... $ 320,167
858,815 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. Term SOFR + 7.036%),
3.31%, 08/25/36(d) ......... 142,495
885,318 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%, 08/25/36 ........... 411,219
6,490,265 Countrywide Alternative Loan Trust,
Series 2006-25CB, Class A1,
6.00%, 10/25/36 ........... 3,118,193
990,126 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. Term SOFR + 0.514%),
4.24%, 03/25/36(d) ......... 296,805
1,760,021 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A5,
(1 mo. Term SOFR + 6.986%),
3.26%, 03/25/36(d) ......... 286,468
2,781,185 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%, 03/25/36 ........... 1,045,516
1,004,560 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%, 01/25/37 ........... 451,571
727,276 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%, 01/25/37 ........... 314,244
1,033,901 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 ........... 536,732
2,364,097 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%, 02/25/37 ........... 1,227,279
4,506,518 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. Term SOFR + 0.454%),
4.18%, 02/25/37(d) ......... 1,740,466
2,253,259 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. Term SOFR + 6.486%),
2.76%, 02/25/37(d) ......... 330,847
84,254 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%, 05/25/36 ........... 67,285
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 239,036 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. Term SOFR + 0.514%),
4.24%, 05/25/36(d) ......... $ 181,835
2,200,538 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%, 05/25/36 ........... 801,003
1,342,821 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(1 mo. Term SOFR + 1.614%),
5.26%, 11/20/46(d) ......... 1,267,666
2,798,601 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
1.730%),
5.13%, 11/25/46(d) ......... 2,355,556
537,736 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.22%, 11/25/46(d) ......... 491,079
1,848,416 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. Term SOFR + 0.304%),
3.97%, 03/20/47(d) ......... 1,614,680
336,159 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. Term SOFR + 0.534%),
4.26%, 05/25/36(d) ......... 321,763
1,397,577 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. Term SOFR + 0.474%),
4.20%, 04/25/46(d) ......... 1,343,997
1,702,045 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%, 06/25/37 ........... 698,030
1,714,375 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%, 06/25/37 ........... 733,656
859,374 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%, 08/25/37 ........... 401,548
3,994,678 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%, 09/25/37 ........... 1,441,164
3,454,453 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%, 11/25/37 ........... 1,432,759
777,384 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%, 05/25/37 ........... 357,054

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 62,567 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.26%, 11/25/36 ........... $ 104,326
3,549,658 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.840%),
4.24%, 03/25/47(d) ......... 3,229,385
110,456 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. Term SOFR + 0.474%),
4.20%, 04/25/47(d) ......... 135,334
722,827 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. Term SOFR + 0.594%),
4.32%, 08/25/47(d) ......... 672,039
824,973 Countrywide Alternative
Resecuritization Loan Trust,
Series 2006-22R, Class 2A1,
6.25%, 05/25/36 ........... 383,995
1,327,178 Countrywide Alternative
Resecuritization Loan Trust,
Series 2008-1R, Class 2A3,
6.00%, 08/25/37 ........... 614,121
668,806 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
4.34%, 01/25/36(d) ......... 618,795
3,614,283 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 3A9,
(1 mo. Term SOFR + 1.514%),
5.24%, 08/25/35(d) ......... 2,216,637
82,826 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%, 09/25/35 ........... 70,873
9,718,097 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.36%, 04/25/46(d) ......... 2,461,201
1,472,263 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. Term SOFR + 0.514%),
4.24%, 04/25/46(d) ......... 1,353,082
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,238,869 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%, 02/25/38 ........... $ 507,594
6,360,863 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
4, Class 1A71,
6.00%, 05/25/37 ........... 2,533,797
2,297,066 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
8, Class 1A12,
5.88%, 01/25/38 ........... 899,355
1,036,992 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
4.04%, 03/25/37(d) ......... 895,639
5,103,753 Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-12,
Class 2A1,
6.50%, 01/25/36 ........... 2,368,752
6,016,329 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-6,
Class 2A1,
(1 mo. Term SOFR + 0.714%),
4.44%, 07/25/36(d) ......... 733,776
844,921 Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-9,
Class 3A1,
6.00%, 11/25/36 ........... 733,089
2,326,024 Credit Suisse Mortgage Capital
Certificates Trust, Series 2007-3,
Class 1A1A,
5.84%, 04/25/37(d) ......... 513,067
7,023,937 Credit Suisse Mortgage Capital
Certificates Trust, Series 2009-
12R, Class 3A1,
6.50%, 10/27/37(b) ......... 2,698,641
1,301,153 Credit Suisse Mortgage Capital
Certificates Trust, Series 2014-2R,
Class 17A3,
5.74%, 04/27/37(b)(d)(e) .... 1,182,640
4,226,844 Credit Suisse Mortgage Capital
Certificates Trust, Series 2015-4R,
Class 1A4,
(1 mo. Term SOFR + 0.264%),
3.44%, 10/27/36(b)(d) ...... 2,749,788
2,400,000 Credit Suisse Mortgage Capital
Certificates Trust, Series 2020-
SPT1, Class B2,
3.39%, 04/25/65(b)(d) ...... 2,159,434

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 339,408 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
JR1, Class PT2,
3.13%, 07/26/60(b)(d) ...... $ 135,763
3,289,850 Credit Suisse Mortgage Capital
Certificates Trust, Series 2021-
NQM2, Class B1,
3.44%, 02/25/66(b)(d) ...... 2,537,772
4,253,547 Cross Mortgage Trust, Series 2025-H8,
Class A1A, STEP,
5.00%, 11/25/70(b) ......... 4,203,723
2,918,027 Cross Mortgage Trust, Series 2026-
NQM7, Class A1,
5.46%, 06/25/71(b)(d) ...... 2,908,859
2,593,742 Cross Mortgage Trust, Series 2026-
NQM8, Class A1,
5.58%, 07/25/71(b)(d) ...... 2,591,409
6,037,358 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. Term SOFR + 1.464%),
5.19%, 11/25/35(d) ......... 1,145,815
3,314,000 Deephaven Residential Mortgage
Trust, Series 2022-1, Class B1,
4.25%, 01/25/67(b)(d) ...... 2,704,026
5,296,046 Deephaven Residential Mortgage
Trust, Series 2025-INV1,
Class A1,
5.09%, 11/25/60(b)(d) ...... 5,244,536
2,983,730 Deephaven Residential Mortgage
Trust, Series 2026-INV3,
Class A1,
5.47%, 06/25/71(b)(d) ...... 2,976,429
2,841,589 Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series
2006-PR1, Class CWA1,
6.00%, 06/25/35(b)(d) ...... 1,326,581
2,797,000 Ellington Financial Mortgage Trust,
Series 2021-1, Class B1,
3.14%, 02/25/66(b)(d) ...... 2,054,303
3,505,845 Ellington Financial Mortgage Trust,
Series 2025-NQM5, Class A1,
5.03%, 11/25/70(b)(d) ...... 3,477,264
1,495,069 Ellington Financial Mortgage Trust,
Series 2026-NQM7, Class A1,
5.60%, 07/25/71(b)(d) ...... 1,491,727
2,000,000 GCAT Trust, Series 2020-NQM2,
Class B1,
4.85%, 04/25/65(b)(d) ...... 1,856,606
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,437,000 GCAT Trust, Series 2021-NQM7,
Class B1,
4.50%, 08/25/66(b)(d) ...... $ 2,921,603
366,609 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.85%, 11/19/35(d) ......... 141,073
2,874,959 GS Mortgage-Backed Securities Trust,
Series 2025-NQM5, Class A1,
STEP,
5.01%, 07/25/65(b) ......... 2,842,995
2,665,334 GS Mortgage-Backed Securities Trust,
Series 2026-DSC2, Class A1,
STEP,
5.49%, 09/25/66(b) ......... 2,652,768
2,962,357 GS Mortgage-Backed Securities Trust,
Series 2026-HLTV1, Class A1,
5.63%, 11/25/66(b)(d) ...... 2,952,954
2,184,155 GSMPS Mortgage Loan Trust, Series
2004-4, Class 1AF,
(1 mo. Term SOFR + 0.514%),
4.24%, 06/25/34(b)(d) ...... 1,990,343
2,084,339 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.19%, 01/25/35(b)(d) ...... 1,824,631
2,899,513 GSMPS Mortgage Loan Trust, Series
2005-RP3, Class 1AF,
(1 mo. Term SOFR + 0.464%),
4.19%, 09/25/35(b)(d) ...... 2,506,569
801,885 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. Term SOFR + 0.464%),
4.19%, 01/25/36(b)(d) ...... 646,453
3,463,139 GSMSC Resecuritization Trust, Series
2015-5R, Class 1D,
(1 mo. Term SOFR + 0.254%),
3.37%, 04/26/37(b)(d) ...... 1,951,243
107,629 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
6.32%, 01/25/35(d) ......... 106,382
2,370,236 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%, 08/25/36 ........... 531,366
21,092 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
4.37%, 01/25/36(d) ......... 25,996
421,563 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%, 07/25/37 ........... 257,216

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,959,453 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.87%, 06/25/47(d) ......... $ 3,884,813
1,084,873 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. Term SOFR + 0.614%),
4.03%, 07/19/37(d) ......... 995,908
89,887 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
4.09%, 04/25/37(d) ......... 88,870
5,001,207 HOMES Trust, Series 2025-NQM5,
Class A1,
5.03%, 09/25/70(b)(d) ...... 4,946,517
3,000,000 HOMES Trust, Series 2026-NQM4,
Class A1LC, STEP,
5.50%, 06/25/61(b) ......... 2,962,980
710,378 IndyMac IMSC Mortgage Loan Trust,
Series 2007-F2, Class 1A4,
6.00%, 07/25/37 ........... 450,173
10,956,819 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.41%, 07/25/47(d) ......... 9,689
1,089,009 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. Term SOFR + 0.654%),
4.38%, 06/25/37(d) ......... 1,393,884
2,101,738 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. Term SOFR + 0.594%),
4.32%, 08/25/37(d) ......... 1,948,115
520,907 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
2.47%, 10/25/37(d) ......... 324,063
6,151,127 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%, 08/25/37 ........... 1,522,608
4,510 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
4.76%, 10/26/48(b)(d) ...... 4,543
2,146,393 JP Morgan Mortgage Trust, Series
2019-9, Class B6,
3.73%, 05/25/50(b)(d) ...... 1,232,703
63,493,400 JP Morgan Mortgage Trust, Series
2021-INV5, Class A2X,
0.50%, 12/25/51(b)(d) ...... 1,782,857
4,628,022 JP Morgan Mortgage Trust, Series
2021-INV5, Class A5X,
0.50%, 12/25/51(b)(d) ...... 129,952
83,305,044 JP Morgan Mortgage Trust, Series
2021-INV5, Class AX1,
0.19%, 12/25/51(b)(d) ...... 873,203
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,174,568 JP Morgan Mortgage Trust, Series
2021-INV5, Class B4,
3.19%, 12/25/51(b)(d) ...... $ 962,636
411,124 JP Morgan Mortgage Trust, Series
2021-INV5, Class B5,
3.19%, 12/25/51(b)(d) ...... 330,691
1,405,491 JP Morgan Mortgage Trust, Series
2021-INV5, Class B6,
3.00%, 12/25/51(b)(d) ...... 700,970
26,551,490 JP Morgan Mortgage Trust, Series
2021-INV7, Class A2X,
0.50%, 02/25/52(b)(d) ...... 756,484
14,725,421 JP Morgan Mortgage Trust, Series
2021-INV7, Class A3X,
0.50%, 02/25/52(b)(d) ...... 258,512
7,872,776 JP Morgan Mortgage Trust, Series
2021-INV7, Class A4X,
0.50%, 02/25/52(b)(d) ...... 327,459
2,891,206 JP Morgan Mortgage Trust, Series
2021-INV7, Class A5X,
0.50%, 02/25/52(b)(d) ...... 82,374
52,040,969 JP Morgan Mortgage Trust, Series
2021-INV7, Class AX1,
0.27%, 02/25/52(b)(d) ...... 786,506
3,482,388 JP Morgan Mortgage Trust, Series
2021-INV7, Class B1,
3.27%, 02/25/52(b)(d) ...... 2,955,764
817,266 JP Morgan Mortgage Trust, Series
2021-INV7, Class B2,
3.27%, 02/25/52(b)(d) ...... 685,049
1,137,000 JP Morgan Mortgage Trust, Series
2021-INV7, Class B3,
3.27%, 02/25/52(b)(d) ...... 947,356
604,110 JP Morgan Mortgage Trust, Series
2021-INV7, Class B4,
3.27%, 02/25/52(b)(d) ...... 498,261
248,682 JP Morgan Mortgage Trust, Series
2021-INV7, Class B5,
3.27%, 02/25/52(b)(d) ...... 202,451
813,984 JP Morgan Mortgage Trust, Series
2021-INV7, Class B6,
2.93%, 02/25/52(b)(d) ...... 397,793
2,975,335 JP Morgan Mortgage Trust, Series
2026-NQX2, Class A1,
5.63%, 10/25/66(b)(d) ...... 2,964,934
3,541,774 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
7.70%, 02/25/59(b)(f) ....... 739,173
4,280,922 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%, 02/25/59(b)(d) ...... 3,713,986

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 15,042,100 MASTR Adjustable Rate Mortgages
Trust, Series 2007-1, Class IM1,
(1 mo. Term SOFR + 0.684%),
4.41%, 01/25/47(d) ......... $ 451
4,163,747 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%, 11/25/37 ........... 654,060
2,006,636 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%, 05/25/35(b) ......... 1,320,407
888,344 MASTR Resecuritization Trust, Series
2008-3, Class A1,
3.26%, 08/25/37(b)(d) ...... 280,027
8,071,444 MCM Trust, Series 2021-VFN1,
2.50%, 09/25/31(b)(e)(g) ..... 7,775,239
5,381,981 MCM Trust, Series 2021-VFN1,
Class CERT,
3.00%, 09/25/31(b)(e)(g) ..... 4,607,075
1,161,365 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. Term SOFR + 0.534%),
4.26%, 04/25/37(d) ......... 930,184
453,811 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
5.33%, 05/25/36(d) ......... 279,895
317,199 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%, 10/25/36 ........... 105,141
2,506,402 MFA Trust, Series 2026-NQM2,
Class A1,
5.51%, 05/25/71(b)(d) ...... 2,499,521
1,513,740 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
3.68%, 05/26/37(b) ......... 2,007,177
1,836,381 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. Term SOFR + 0.274%),
4.08%, 12/26/46(b)(d) ...... 1,694,930
439,136 MortgageIT Trust, Series 2004-1,
Class B1,
(1 mo. Term SOFR + 1.914%),
5.64%, 11/25/34(d) ......... 414,448
1,389,000 New Residential Mortgage Loan Trust,
Series 2020-NQM1, Class B2,
4.52%, 01/26/60(b)(d) ...... 1,149,397
3,217,943 NYMT Trust, Series 2024-RR1,
Class A, STEP,
7.38%, 05/25/64(b) ......... 3,195,221
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,000,000 OBX Trust, Series 2021-J1, Class A7,
2.50%, 05/25/51(b)(d) ...... $ 2,666,700
2,389,964 OBX Trust, Series 2026-NQM8,
Class A1LC, STEP,
5.30%, 05/25/66(b) ......... 2,350,282
1,483,372 OBX Trust, Series 2026-NQM9,
Class A1,
5.47%, 04/25/66(b)(d) ...... 1,480,819
2,142,857 OBX Trust, Series 2026-R2,
Class A1LC, STEP,
5.36%, 03/25/63(b) ......... 2,113,622
1,405,697 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%, 05/25/35(b) ......... 1,307,984
846,101 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%, 05/25/35(b) ......... 707,206
1,488,069 PRKCM Trust, Series 2026-AFC4,
Class A1,
5.60%, 07/25/61(b)(d) ...... 1,486,244
4,575,191 PRPM Trust, Series 2025-NQM5,
Class A1A, STEP,
5.18%, 10/25/70(b) ......... 4,530,533
7,623,963 RCKT Mortgage Trust, Series 2021-6,
Class A5,
2.50%, 12/25/51(b)(d) ...... 6,699,336
199,822 Reperforming Loan REMIC Trust,
Series 2006-R2, Class AF1,
(1 mo. Term SOFR + 0.534%),
4.26%, 07/25/36(b)(d) ...... 190,524
4,628,057 Residential Accredit Loans, Inc., Series
2005-QA10, Class A21,
4.59%, 09/25/35(d) ......... 1,547,584
1,073,033 Residential Accredit Loans, Inc., Series
2005-QA12, Class NB4,
5.43%, 12/25/35(d) ......... 883,584
418,054 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. Term SOFR + 0.494%),
4.22%, 05/25/46(d) ......... 386,142
320,999 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%, 10/25/36 ........... 277,003
2,162,576 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. Term SOFR + 0.664%),
4.39%, 01/25/37(d) ......... 1,636,620
643,828 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. Term SOFR + 0.364%),
4.09%, 07/25/36(d) ......... 98,115

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,533,454 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA3, Class 1A,
3.71%, 08/25/35(d) ......... $ 1,144,768
1,661,307 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA4, Class 2A1,
5.15%, 09/25/35(d) ......... 892,251
403,193 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2005-SA5, Class 3A,
5.67%, 11/25/35(d) ......... 167,474
6,499,285 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA2, Class 2A1,
5.41%, 08/25/36(d) ......... 4,242,406
70,034 Residential Funding Mortgage
Securities I, Inc. Trust, Series
2006-SA3, Class 2A1,
6.08%, 09/25/36(d) ......... 36,176
2,150,000 Residential Mortgage Loan Trust,
Series 2020-1, Class B2,
4.67%, 01/26/60(b)(d) ...... 1,965,803
3,750,000 Residential Mortgage Loan Trust,
Series 2020-2, Class B2,
5.40%, 05/25/60(b)(d) ...... 3,669,656
2,814,000 Residential Mortgage Loan Trust,
Series 2021-1R, Class B1,
3.42%, 01/25/65(b)(d) ...... 2,556,767
1,472,760 Saluda Grade Alternative Mortgage
Trust, Series 2024-RTL5,
Class A1, STEP,
7.76%, 04/25/30(b) ......... 1,467,622
2,302,393 Santander Mortgage Asset Receivable
Trust, Series 2025-NQM6,
Class A1,
5.14%, 11/25/65(b)(d) ...... 2,280,356
1,997,186 Santander Mortgage Asset Receivable
Trust, Series 2026-NQM5,
Class A1,
5.46%, 06/25/66(b)(d) ...... 1,986,492
3,750,210 Sequoia Mortgage Trust, Series 2026-
HYB2, Class A1A,
4.63%, 07/25/56(b)(d) ...... 3,685,602
887,000 SG Residential Mortgage Trust, Series
2019-3, Class B1,
4.08%, 09/25/59(b)(d) ...... 831,105
175,000 SG Residential Mortgage Trust, Series
2020-2, Class B1,
4.25%, 05/25/65(b)(d) ...... 160,279
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 257,000 SG Residential Mortgage Trust, Series
2020-2, Class M1,
3.19%, 05/25/65(b)(d) ...... $ 234,186
2,907,862 SG Residential Mortgage Trust, Series
2026-4, Class A1,
5.51%, 07/01/66(b)(d) ...... 2,899,341
2,425,000 Spruce Hill Mortgage Loan Trust,
Series 2020-SH1, Class B2,
4.68%, 01/28/50(b)(d) ...... 2,268,676
1,140,000 Starwood Mortgage Residential Trust,
Series 2020-1, Class M1,
2.88%, 02/25/50(b)(d) ...... 1,027,869
714,013 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
4.31%, 05/25/35(d) ......... 588,211
1,472,126 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.91%, 04/25/36(d) ......... 798,666
39,413 Structured Asset Mortgage Investments
II Trust, Series 2006-AR4,
Class 4A1,
(1 mo. Term SOFR + 0.474%),
4.20%, 06/25/36(d) ......... 39,330
2,853,741 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. Term SOFR + 0.554%),
4.28%, 05/25/46(d) ......... 959,594
861,150 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. Term SOFR + 0.474%),
4.20%, 09/25/47(d) ......... 795,413
1,636,261 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. Term SOFR + 0.464%),
4.19%, 06/25/35(b)(d) ...... 1,413,324
13,167,141 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%, 10/25/36(b) ......... 6,863,272
204,970 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
5.35%, 04/25/37(d) ......... 81,551
126,187 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
6.07%, 04/25/37(d) ......... 52,428

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,750,000 TRK Trust, Series 2021-INV1,
Class B1,
3.29%, 07/25/56(b)(d) ...... $ 3,069,599
4,000,000 TRK Trust, Series 2022-INV1,
Class B1,
3.98%, 02/25/57(b)(d) ...... 3,132,273
1,763,712 TVC Holdings Plc, Series 2021-1,
Class A,
2.38%, 02/01/51(b)(e)(g) ..... 1,665,693
1,322,747 TVC Holdings Plc, Series 2021-1,
Class CERT,
0.63%, 02/01/51(b)(e)(f)(g) ... 1,095,209
3,162,000 Verus Securitization Trust, Series 2021-
1, Class B1,
2.98%, 01/25/66(b)(d) ...... 2,466,740
5,000,000 Verus Securitization Trust, Series 2022-
1, Class B1,
4.01%, 01/25/67(b)(d) ...... 3,866,343
1,000,000 Verus Securitization Trust, Series 2024-
2, Class B2,
8.67%, 02/25/69(b)(d) ...... 1,008,578
3,000,000 Verus Securitization Trust, Series 2026-
5, Class A1LC, STEP,
5.36%, 05/25/71(b) ......... 2,958,007
2,000,000 Visio Trust, Series 2022-1, Class B1,
5.74%, 08/25/57(b)(d) ...... 1,992,908
1,000,000 Vista Point Securitization Trust, Series
2020-2, Class B1,
4.90%, 04/25/65(b)(d) ...... 979,384
3,300,000 Vista Point Securitization Trust, Series
2020-2, Class B2,
5.16%, 04/25/65(b)(d) ...... 3,153,954
23,717,752 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
2.83%, 02/25/38(b)(d) ...... 4,899,186
928,026 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 1CB,
6.50%, 11/25/35 ........... 659,127
528,520 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%, 11/25/35 ........... 500,067
940,081 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A1,
5.75%, 01/25/36 ........... 831,229
1,913,792 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-11, Class A7,
5.75%, 01/25/36 ........... 1,686,487
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,221,055 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-9, Class 5A3,
(1 mo. Term SOFR + 1.464%),
5.19%, 11/25/35(d) ......... $ 981,465
2,806,648 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%, 02/25/36 ........... 2,254,567
1,626,836 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-2, Class 2CB,
6.50%, 03/25/36 ........... 1,090,426
3,527,335 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.72%, 07/25/36 ........... 702,305
998,264 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.960%),
4.36%, 08/25/46(d) ......... 572,364
3,071,525 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-5, Class A6,
6.00%, 06/25/37 ........... 2,792,660
541,053 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-HY7, Class 2A2,
3.77%, 07/25/37(d) ......... 490,321
4,765,210 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA4, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.20%, 05/25/47(d) ......... 4,108,429
1,767,003 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A,
(12 mo. Federal Reserve
Cumulative Average USD +
0.798%),
4.20%, 06/25/47(d) ......... 1,494,482
338,569 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. Term SOFR + 0.434%),
4.16%, 03/25/37(d) ......... 286,655

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,828,594 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. Term SOFR + 6.566%),
2.84%, 03/25/37(d) ......... $ 271,316
599,402 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. Term SOFR + 0.654%),
4.38%, 03/25/37(d) ......... 493,554
538,935 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. Term SOFR + 0.604%),
4.33%, 03/25/37(d) ......... 443,870
690,485 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
4.91%, 03/25/38(d) ......... 584,245
1,423,473 Western Alliance Bank, Series 2021-
CL2, Class M1,
(SOFR 30A + 3.150%),
6.77%, 07/25/59(b)(d) ...... 1,492,984
2,002,957 Western Alliance Bank, Series 2021-
CL2, Class M2,
(SOFR 30A + 3.700%),
7.32%, 07/25/59(b)(d) ...... 2,131,243
622,612,625
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
457,924 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. Term SOFR + 0.819%),
4.40%, 01/25/36(b)(d) ...... 436,316
390,650 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. Term SOFR + 0.864%),
4.45%, 01/25/36(b)(d) ...... 371,407
557,534 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. Term SOFR + 1.419%),
5.14%, 07/25/36(b)(d) ...... 541,579
4,644,594 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. Term SOFR + 2.364%),
6.09%, 10/25/37(b)(d) ...... 2,625,507
4,444,744 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. Term SOFR + 2.364%),
6.09%, 12/25/37(b)(d) ...... 3,995,926
528,599 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%, 07/25/39(b) ......... 477,230
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 2,579,865 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. Term SOFR + 0.714%),
4.44%, 06/25/37(b)(d) ...... $ 2,259,734
3,543,498 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-3A, Class M2,
(1 mo. Term SOFR + 2.114%),
5.84%, 10/25/37(b)(d) ...... 3,126,162
324,287 Velocity Commercial Capital Loan
Trust, Series 2018-1, Class M6,
7.26%, 04/25/48(b) ......... 290,560
1,044,577 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%, 10/26/48(b)(d) ...... 953,619
391,185 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%, 10/26/48(b)(d) ...... 350,852
755,129 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M6,
7.05%, 10/26/48(b)(d) ...... 648,057
677,172 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%, 03/25/49(b)(d) ...... 618,443
769,457 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%, 03/25/49(b)(d) ...... 691,566
928,699 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%, 03/25/49(b)(d) ...... 825,899
661,657 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%, 03/25/49(b)(d) ...... 577,939
199,899 Velocity Commercial Capital Loan
Trust, Series 2019-2, Class M5,
4.93%, 07/25/49(b)(d) ...... 172,426
564,738 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M5,
4.29%, 02/25/50(b)(d) ...... 439,013
1,298,785 Velocity Commercial Capital Loan
Trust, Series 2020-1, Class M6,
5.69%, 02/25/50(b)(d) ...... 1,042,112
1,567,327 Velocity Commercial Capital Loan
Trust, Series 2021-1, Class M5,
3.97%, 05/25/51(b)(d) ...... 1,185,358
1,041,827 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M5,
4.01%, 08/25/51(b)(d) ...... 777,307

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 832,982 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M6,
4.92%, 08/25/51(b)(d) ...... $ 594,641
1,498,702 Velocity Commercial Capital Loan
Trust, Series 2021-2, Class M7,
6.54%, 08/25/51(b)(d) ...... 977,730
3,272,313 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M5,
4.33%, 10/25/51(b)(d) ...... 2,744,176
1,900,551 Velocity Commercial Capital Loan
Trust, Series 2021-3, Class M7,
6.54%, 10/25/51(b)(d) ...... 1,243,661
1,582,572 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M5,
5.68%, 12/26/51(b)(d) ...... 1,263,921
2,532,481 Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M6,
6.80%, 12/26/51(b)(d) ...... 2,003,615
3,352,885 Velocity Commercial Capital Loan
Trust, Series 2022-1, Class M4,
5.20%, 02/25/52(b)(d) ...... 2,747,879
1,720,767 Velocity Commercial Capital Loan
Trust, Series 2023-2, Class M2,
8.00%, 05/25/53(b)(d) ...... 1,727,570
1,376,876 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M2,
9.08%, 11/25/53(b)(d) ...... 1,395,126
403,921 Velocity Commercial Capital Loan
Trust, Series 2023-4, Class M4,
10.70%, 11/25/53(b)(d) ..... 380,942
1,882,784 Velocity Commercial Capital Loan
Trust, Series 2025-MC1,
Class A1, STEP,
8.16%, 05/25/55(b) ......... 1,873,014
2,802,056 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class A,
5.46%, 10/25/55(b)(d) ...... 2,787,256
269,930 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M1,
6.04%, 10/25/55(b)(d) ...... 268,856
301,541 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M2,
6.56%, 10/25/55(b)(d) ...... 300,240
527,697 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M3,
6.85%, 10/25/55(b)(d) ...... 525,357
313,705 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M4,
9.45%, 10/25/55(b)(d) ...... 308,177
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 114,281 Velocity Commercial Capital Loan
Trust, Series 2025-P2, Class M5,
10.23%, 10/25/55(b)(d) ..... $ 103,930
1,429,265 Velocity Commercial Capital Loan
Trust, Series 2026-3, Class M4,
9.05%, 07/25/56(b)(d) ...... 1,424,430
45,077,533
Total Non-Agency Mortgage-Backed Securities
(Cost $758,036,180)
667,690,158
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
10,415,100 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class B,
10.45%, 07/25/56(b)(f) ...... 1,601,994
14,340,893 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2017-3,
Class BIO,
1.58%, 07/25/56(b)(d) ...... 1,651,662
4,589,185 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-2,
Class BX,
1.80%, 11/25/57(d) ......... 1,661,699
2,569,800 Freddie Mac Seasoned Credit Risk
Transfer Trust, Series 2018-3,
Class BX,
2.25%, 08/25/57(b)(d) ...... 728,192
29,416 Freddie Mac STACR Securitized
Participation Interests Trust,
Series 2018-SPI2, Class M2,
3.85%, 05/25/48(b)(d) ...... 28,978
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $6,863,149)
5,672,525
U.S. GOVERNMENT SECURITIES — 28.5%
U.S. Treasury Bonds — 23.2%
41,315,000 3.63%, 08/15/43 ............... 33,802,448
42,400,000 3.63%, 02/15/44 ............... 34,481,469
48,055,000 3.38%, 05/15/44 ............... 37,576,757
47,350,000 3.13%, 08/15/44 ............... 35,506,951
47,550,000 3.00%, 02/15/47 ............... 33,808,793
52,750,000 2.75%, 08/15/47 ............... 35,583,584
66,000,000 3.00%, 08/15/48 ............... 46,086,562
46,350,000 3.38%, 11/15/48 ............... 34,566,961
47,000,000 3.00%, 02/15/49 ............... 32,639,297
47,300,000 2.88%, 05/15/49 ............... 31,988,473
81,560,000 1.25%, 05/15/50 ............... 36,670,141

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Principal
Amount Value
U.S. Treasury Bonds (continued)
$ 103,400,000 1.63%, 11/15/50 ............... $ 51,154,726
82,250,000 2.38%, 05/15/51 ............... 48,810,234
78,500,000 3.00%, 08/15/52 ............... 52,852,578
48,500,000 4.00%, 11/15/52 ............... 39,504,766
585,033,740
U.S. Treasury Notes — 5.3%
60,000,000 2.00%, 11/15/26 ............... 59,677,383
74,000,000 4.13%, 01/31/27 ............... 74,050,585
133,727,968
Total U.S. Government Securities
(Cost $1,044,982,108)
718,761,708
CASH SWEEP — 5.0%
126,162,791 Citibank - U.S. Dollars on Deposit in
Custody Account, 0.35%(h) ... 126,162,791
Total Cash Sweep
(Cost $126,162,791)
126,162,791
TOTAL INVESTMENTS — 99.6%
(Cost $3,039,150,325)
$ 2,515,186,777
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.4%
10,278,472
NET ASSETS — 100.0%
$ 2,525,465,249
(a) A copy of the underlying funds’ financial statements is available upon request.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $793,185,064, which is 31.41% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c) Perpetual security with no stated maturity date.
(d) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of July
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of July 31,
2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) Zero coupon security. The rate represents the current yield as of July
31, 2026.
(g) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $15,212,366 which is 0.60% of net assets and the cost is $16,277,451.
(h) The rate shown represents the current yield as of July 31, 2026.
Total Return Swap Agreements outstanding at July 31, 2026:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Depreciation
Total Return Swap Agreements
Total return swap with Barclays Barclays Bank Plc 11/19/2026 $ 106,893 $ (2,993,939) $ – $ (2,993,939)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,320.95 and paying a (SOFR
RATE + 0.750%) at expiration date
Total return swap with Barclays Barclays Bank Plc 12/11/2026 75,000 (2,189,744) – (2,189,744)
receiving total return of the Barclays
US Mortgage Backed Securities
Index over the initial level of
2,330.56 and paying a (SOFR
RATE + 0.750%) at expiration date
Total Return Swap Agreements
$ (5,183,683)

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar